Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000007980 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007980 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007980 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007980 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007980 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007980 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007980 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000007980 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007980 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007980 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007980 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007979 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007979 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007979 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007979 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007979 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007979 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007979 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007979 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007979 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000007979 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007979 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007979 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007979 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%